Basis of Preparation (Details) - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of initial application of standards or interpretations [line items]
Deferred income	€ 72,777,000	€ 19,802,000
Eli Lilly and Company
Disclosure of initial application of standards or interpretations [line items]
Deferred income	€ 72,777,000	€ 19,143,000